Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total, net	$ 200	$ 283
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	2,195	2,163
Less-Accumulated Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Less-Accumulated Amortization	$ (1,995)	$ (1,880)